Earnings (Loss) Per Share (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings (Loss) Per Share
Basic weighted average shares outstanding		24,138,000	17,888,000	20,099,000	13,273,000	14,445,000	9,883,000
Effect of dilutive securities:
Nonvested shares awards			56,000		34,000	70,000
Diluted weighted average shares outstanding		24,138,000	17,944,000	20,099,000	13,307,000	14,515,000	9,883,000
Issuance of common stock (in shares)	7,923,069
Share price (in dollars per share)	$ 6.31